Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2020
Discontinued Operations, Held-for-sale or Disposed of by Sale [Member] | Legacy Products And Manufacturing Facility [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule of results of operations, carrying amounts of assets and liabilities and statement cash flows of discontinued operations

	Year Ended
	December 31,
	2020	2019
Total revenues	$150,122	$238,829
Cost of goods sold (exclusive of depreciation and amortization shown separately below)	53,656	55,962
Selling, general and administrative expense	9,137	8,302
Depreciation and amortization	17,531	52,546
Impairment of intangibles	43,273	266,017
Research and development expenses	6,309	8,939
Income (loss) from operations	20,216	(152,937)
Interest expense	10,301	12,197
Other income, net	(593)	111
Income (loss) from discontinued operations before costs of disposal and provision for income taxes	10,508	(165,245)
Income tax expense (benefit)	1,084	(895)
Income (loss) from discontinued operations before gain on disposal	$9,424	$(164,350)

	December 31, 2020	December 31, 2019
Cash and cash equivalents	$—	$—
Accounts receivable, net	23,263	43,120
Inventories	16,103	20,911
Prepaid expenses and other current assets	2,163	2,773
Total current assets of discontinued operations	41,529	66,804
Property, plant and equipment, net	25,663	28,188
Operating lease right-of-use assets	803	1,067
Goodwill	45,008	45,008
Intangible assets, net	30,667	89,987
Total non-current assets of discontinued operations	102,141	164,250
Total assets of discontinued operations	$143,670	$231,054

Accounts payable	3,640	7,010
Accrued liabilities	30,566	47,614
Current portion of operating lease liabilities	278	360
Total current liabilities of discontinued operations	34,484	54,984
Operating lease liabilities, net of current portion	568	847
Total non-current liabilities of discontinued operations	568	847
Total liabilities of discontinued operations	35,052	55,831
Net assets of discontinued operations	$108,618	$175,223

	Year Ended
	December 31,
Cash flows from operating activities:	2020	2019
Depreciation and amortization	$19,118	$53,734
Share compensation	1,008	942
Impairment of intangibles	43,273	266,017

Cash flows from investing activities:
Purchase of property, plant and equipment	$(2,304)	$(3,883)